CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Preferred stock, shares authorized	50,000,000	50,000,000	10,000,000
Preferred stock, shares issued	25,000	25,000	25,000
Preferred stock, shares outstanding	25,000	25,000	25,000
Preferred stock, redemption	$ 1,000	$ 1,000	$ 1,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	750,000,000	750,000,000	200,000,000
Common stock, shares issued	172,694,837	172,694,837	161,704,695
Common stock, shares outstanding	172,694,837	172,694,837	161,704,695